Bank loans (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Brokers and Dealers [Abstract]
Car loan - current portion	$ 43,491	$ 27,817
Car loan - non-current	$ 55,052	$ 41,706